Pay vs Performance Disclosure Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
We are required by SEC rules to disclose certain information regarding compensation paid to our NEOs. The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to
Non-PEO
NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation
S-K.
Footnote (2) below sets forth the adjustments from the Total Compensation for each NEO reported in the Summary Compensation Table for the relevant year.

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO (1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2) (e)	Total Shareholder Return (3) (f)	Peer Group Total Shareholder Return (3) (g)	Net Loss (4) (in thousands) (h)	Total Revenue (5) (in thousands) (i)
2022	$7,552,577	$3,081,353	$2,670,395	$990,266	$68	$113	$(67,138)	$137,039
2021	$6,521,857	$2,127,860	$2,813,079	$1,240,785	$125	$125	$(31,292)	$94,085
2020	$5,344,639	$13,311,700	$1,953,619	$4,526,526	$195	$125	$(10,284)	$62,649

(1)
Mr. Maetzold was our PEO for each of 2020, 2021 and 2022. In this disclosure, we refer to our NEOs other than Mr. Maetzold in any fiscal year as our “Other NEOs” or our
“Non-PEO
NEOs.” Frank Stokes, Kristen M. Oelschlager and Tobin W. Juvenal were “Other NEOs” for 2022 and 2021. Frank Stokes and Bernhard E. Spiess, our former Chief Business Officer, were the “Other NEOs” for 2020. The dollar amounts are the total compensation for the covered fiscal year as reported in the Summary Compensation Table pursuant to Regulation
S-K,
item 402(c)(2)(x), as described under “—Summary Compensation Table.” In the case of the Other NEOs, the amounts reported are an average of the total compensation for the covered fiscal years.

(2)
For each year, in determining both the compensation actually (“CAP”) for our PEO and the average CAP for our Other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such year.

Mr. Maetzold’s CAP is calculated as follows:

Year	Total Compensation from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Option Awards Value from Summary Compensation Table	Change in Fair Value of Awards Vesting During the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Year-End Fair Value of Equity Awards Granted During the Year	Compensation Actually Paid
2022	$7,552,577	$(6,102,902)	$—	$(1,590,589)	$(3,085,629)	$6,307,896	$3,081,353
2021	$6,521,857	$(2,500,003)	$(2,656,954)	$(535,559)	$(4,200,151)	$5,498,670	$2,127,860
2020	$5,344,639	$(1,268,982)	$(3,056,657)	$1,060,493	$6,181,735	$5,050,472	$13,311,700
Other NEOs average CAP are as follows:

Year	Total Compensation from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Option Awards Value from Summary Compensation Table	Change in Fair Value of Awards Vesting During the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Year-End Fair Value of Equity Awards Granted During the Year	Average Compensation Actually Paid
2022	$2,670,395	$(1,865,475)	$—	$(549,674)	$(1,212,570)	$1,947,590	$990,266
2021	$2,813,079	$(999,993)	$(1,062,350)	$(215,497)	$(1,493,903)	$2,199,449	$1,240,785
2020	$1,953,619	$(414,120)	$(947,196)	$332,321	$2,012,760	$1,589,142	$4,526,526

(3)
For each fiscal year disclosed the cumulative total shareholder return and peer group cumulative total shareholder return is calculated in the same manner as Item 201(e) of Regulation
S-K
assuming an initial investment of $100 on December 31, 2019. The peer group used in this calculation is the NASDAQ Biotechnology Total Return Index.

(4)	The dollar amounts presented are from our consolidated financial statements appearing in our Annual Report on Form 10-K for each of the reported fiscal years.
(5)
This is our Company-Selected Measure provided in accordance in with Item 402(v)(2)(vi) of Regulation
S-K.
The dollar amounts presented are from our consolidated financial statements appearing in our Annual Report on Form
10-K
for each of the reported fiscal years.

Company Selected Measure Name	TotalRevenue
Named Executive Officers, Footnote [Text Block]	In this disclosure, we refer to our NEOs other than Mr. Maetzold in any fiscal year as our “Other NEOs” or our
“Non-PEO
	NEOs.” Frank Stokes, Kristen M. Oelschlager and Tobin W. Juvenal were “Other NEOs” for 2022 and 2021. Frank Stokes and Bernhard E. Spiess, our former Chief Business Officer, were the “Other NEOs” for 2020.
Peer Group Issuers, Footnote [Text Block]	For each fiscal year disclosed the cumulative total shareholder return and peer group cumulative total shareholder return is calculated in the same manner as Item 201(e) of Regulation
S-K
	assuming an initial investment of $100 on December 31, 2019. The peer group used in this calculation is the NASDAQ Biotechnology Total Return Index.
PEO Total Compensation Amount	$ 7,552,577	$ 6,521,857	$ 5,344,639
PEO Actually Paid Compensation Amount	$ 3,081,353	2,127,860	13,311,700
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
For each year, in determining both the compensation actually (“CAP”) for our PEO and the average CAP for our Other NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in column (b) and column (d) for such year.

Mr. Maetzold’s CAP is calculated as follows:

Year	Total Compensation from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Option Awards Value from Summary Compensation Table	Change in Fair Value of Awards Vesting During the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Year-End Fair Value of Equity Awards Granted During the Year	Compensation Actually Paid
2022	$7,552,577	$(6,102,902)	$—	$(1,590,589)	$(3,085,629)	$6,307,896	$3,081,353
2021	$6,521,857	$(2,500,003)	$(2,656,954)	$(535,559)	$(4,200,151)	$5,498,670	$2,127,860
2020	$5,344,639	$(1,268,982)	$(3,056,657)	$1,060,493	$6,181,735	$5,050,472	$13,311,700

Non-PEO NEO Average Total Compensation Amount	$ 2,670,395	2,813,079	1,953,619
Non-PEO NEO Average Compensation Actually Paid Amount	$ 990,266	1,240,785	4,526,526
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Other NEOs average CAP are as follows:

Year	Total Compensation from Summary Compensation Table	Stock Awards Value from Summary Compensation Table	Option Awards Value from Summary Compensation Table	Change in Fair Value of Awards Vesting During the Year	Change in Fair Value of Outstanding and Unvested Equity Awards	Year-End Fair Value of Equity Awards Granted During the Year	Average Compensation Actually Paid
2022	$2,670,395	$(1,865,475)	$—	$(549,674)	$(1,212,570)	$1,947,590	$990,266
2021	$2,813,079	$(999,993)	$(1,062,350)	$(215,497)	$(1,493,903)	$2,199,449	$1,240,785
2020	$1,953,619	$(414,120)	$(947,196)	$332,321	$2,012,760	$1,589,142	$4,526,526

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart shows the relationships between (a) the compensation actually paid to the PEO, (b) the average compensation actually paid to the
Non-PEO
NEOs included in the Summary Compensation Table and (c) our total shareholder return and the peer group total shareholder return.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart shows the relationships between (a) the compensation actually paid to the PEO, (b) the average compensation actually paid to the
Non-PEO
NEOs in the Summary Compensation Table and (c) our net loss.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart shows the relationships between (a) the compensation actually paid to the PEO, (b) the average compensation actually paid to the
Non-PEO
NEOs included in the Summary Compensation Table and (c) our company-selected measure of total revenue.

Total Shareholder Return Vs Peer Group [Text Block]
The following chart shows the relationships between (a) the compensation actually paid to the PEO, (b) the average compensation actually paid to the
Non-PEO
NEOs included in the Summary Compensation Table and (c) our total shareholder return and the peer group total shareholder return.

Tabular List [Table Text Block]
The following performance measures are the Company’s most important performance measures used by us to link compensation actually paid to our NEOs for the year-end
December 31, 2022:

Metric
Financial Performance Metric:
Revenue
Non-financial Performance Metrics:
Delivered Test Reports
Reimbursement Rates for our Tests
Positive Coverage Decisions for our Tests
Pipeline Milestones

Total Shareholder Return Amount	$ 68	125	195
Peer Group Total Shareholder Return Amount	113	125	125
Net Income (Loss)	$ (67,138,000)	$ (31,292,000)	$ (10,284,000)
Company Selected Measure Amount	137,039	94,085	62,649
PEO Name	Mr. Maetzold
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Delivered Test Reports
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Reimbursement Rates for our Tests
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Positive Coverage Decisions for our Tests
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Pipeline Milestones
PEO [Member] | Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,102,902)	$ (2,500,003)	$ (1,268,982)
PEO [Member] | Option Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,656,954)	(3,056,657)
PEO [Member] | Change In Fair Value Of Awards Vesting During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,590,589)	(535,559)	1,060,493
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,085,629)	(4,200,151)	6,181,735
PEO [Member] | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,307,896	5,498,670	5,050,472
Non-PEO NEO [Member] | Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,865,475)	(999,993)	(414,120)
Non-PEO NEO [Member] | Option Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,062,350)	(947,196)
Non-PEO NEO [Member] | Change In Fair Value Of Awards Vesting During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(549,674)	(215,497)	332,321
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,212,570)	(1,493,903)	2,012,760
Non-PEO NEO [Member] | Year End Fair Value Of Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,947,590	$ 2,199,449	$ 1,589,142